SCHEDULE OF DEBT (Parenthetical) (Details)	Mar. 31, 2023
Loans Payable [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	8.00%
Note Payable To Officer [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	15.00%